As filed with the Securities and Exchange Commission on April 20, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2016 – February 28, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

NWS INTERNATIONAL PROPERTY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) FEBRUARY 28, 2017

2016 started with a sharp sell-off that was largely attributed to fears that the Chinese economy was in freefall and the unknown impacts that such an event could have on other markets. It was exacerbated by China's ham-handed efforts to mitigate the impact of their own stock market's volatility and the impact was felt globally.  This may not have been the actual cause but a symptom of markets that had become overbought ahead of economic data.  Nonetheless, the fall in share prices resulted in a shift from riskier assets to yield-oriented investments like government bonds and yields began to decline sharply throughout the world.

The first quarter turmoil was followed by the unexpected decision by the Brits to leave the EU which created further market uncertainty and a sharp decline in the pound.  Prior to the vote at the end of June (June 23), the pound had been firming and the markets were quite buoyant as the pollsters were confident that Brexit was not likely and that Prime Minister Cameron would continue to run the government.  While the currency markets reacted violently to the event, share prices of UK companies that engaged in international business held up well while those that were domestically oriented suffered, especially the UK property companies (REITs) held by the NWS International Property Fund (the "Fund"), where share prices fell as much as 30% in a single day.  As we learned much later in the year, this sharp drop was not as much related to Brexit as it was to the UK private property funds that were forced to sell their more liquid assets in order to meet redemption requests.  These funds have an inherently flawed structure in that they offer investors investments in illiquid properties but offer immediate liquidity.  In order to provide for this short-term liquidity in the case of an occasional redemption, these funds have been building large positions in the UK REITs instead of maintaining large cash balances at the banks.  When a flood of redemptions hit the funds following Brexit, these funds initially sold the UK REIT shares and when their liquidity reserves became depleted, closed the funds to redemptions.

The Brexit vote marked a change in market dynamics as the previously dominant yield trade gave way to more focus on fundamental value, resulting in greater dispersion among markets and stock performance.  As markets began to recover from the shock of Brexit, the political events in Spain, France and the US loomed on the horizon.  Despite the political turmoil, the economic indicators were signaling that a global economic recovery was underway and some of the strongest and most unexpected data was coming from Europe as well as the US.  The underlying economic strength was supportive of rising property prices and rents in many markets while supply has remained largely in check due to a general reluctance by banks and other lenders to fund speculative development.  Demand for property in most markets has been robust globally, driving cap rates (property yields) to historically low levels.

The fourth quarter was dominated by speculation about the US election and the widely held conviction that a Trump victory would be disastrous for the markets and was unlikely to happen.  The actual results were quite different from the predictions, and the market recovery has continued into early 2017.  Property company share prices have been highly divergent within and across property markets and relative to the broader equity markets.  The Hong Kong property market fell sharply early in the fourth quarter after a substantial property tax increase was implemented to reduce demand for housing.  However, the strength of the demand for housing in this perennially supply-starved market has not abated and the real estate stocks recovered their declines and are up 10-20% in early 2017.  The UK property company share prices have also started to recover from their losses due to Brexit, but have lost some momentum as the consequences of Brexit may be taking effect.  Regardless, in virtually all of our key markets, publicly traded real estate share valuations are 10-50% below the levels suggested by recent private market transaction data.

For the 12 months ended 2/28/2017, the Fund was up 8.50% as compared with the FTSE EPRA/NAREIT Developed ex-US index increase of 10.66%.  The relative underperformance occurred during the first half of the year and was largely attributable to the Fund not owning yield-oriented stocks like the Japanese REITs, which were trading at 30-50% above the value of their underlying assets for much of the year.  The Japanese market is relatively unique in that the Bank of Japan invests heavily in JREITs as one of its more effective means of stimulating the economy.  Given their stretched valuations and dependency on government buying, the Fund has avoided these companies and instead focused on the taxable development companies.  This resulted in significant underperformance during the first half of the year, but when the government stopped aggressively buying JREIT shares, the underperformance reversed, favoring the undervalued taxable property companies in Japan.

The Fund's UK holdings and cash, which was raised in anticipation of global turmoil following the Trump election, were the primary detractors over the past year.  Stock selection was the major driver of performance with solid returns in Japan, Australia, Singapore and Spain.  These returns were especially noteworthy given the surge in the US dollar which reached a 14-year high during the period relative to most other currencies.  While we are disappointed with the underperformance for the year relative to the index, the Fund's performance has been steadily improving since the trauma of Brexit and we fully expect that the attractive value prospects for the Fund's holdings will continue throughout the coming year.

Because the Fund concentrates its net assets in the real estate industry (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate industry, including those specific to equity

1

NWS INTERNATIONAL PROPERTY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) FEBRUARY 28, 2017

REITs. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry. Extended vacancies, a decline in rental income, failure to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity REITs and companies that invest in real estate assets.

Investing overseas involves special risks, including the volatility of currency exchange rates, and in some cases, political and economic instability, and relatively illiquid markets.

Emerging markets involve greater risks than more developed markets as they may be more volatile and less liquid.

The Fund may invest in small and mid-sized capitalization companies meaning that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

2

NWS INTERNATIONAL PROPERTY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) FEBRUARY 28, 2017

The following chart reflects the change in the value of a hypothetical $1,000,000 investment in Institutional Shares, including reinvested dividends and distributions, in the NWS International Property Fund (the "Fund") compared with the performance of the benchmark, the FTSE EPRA/NAREIT Developed ex-US Total Return Index ("Developed ex-US"), since inception. The Developed ex-US is an unmanaged subset of the FTSE EPRA/NAREIT Developed Index that incorporates Real Estate Investment Trusts (REITs) and Real Estate Holding & Development companies.The total return of the Developed ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Developed ex-US does not include expenses. The Fund is professionally managed, while the Developed ex-US is unmanaged and is not available for investment.

Comparison of Change in Value of a $1,000,000 Investment
NWS International Property Fund -  vs. FTSE EPRA/NAREIT Developed ex-US Total Return Index
Total Returns	One	Since
For the Periods Ended February 28, 2017	Year	Inception (03/31/15)
NWS International Property Fund	8.50%	-2.44%
FTSE EPRA/NAREIT Developed ex-US Total Return Index	10.66%	-0.12%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 218-5182. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.50% redemption fee. As stated in the Fund's current prospectus, the annual operating expense ratio (gross) is 8.28%. However, the Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00%, through at least June 30, 2017. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Board and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of a class to exceed the (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017

Shares	Security Description	Value
Common Stock - 93.0%
Australia - 13.7%
100,500	Mirvac Group REIT	$165,665
60,670	Stockland REIT	219,554
36,270	The GPT Group REIT	137,094
71,600	Vicinity Centres REIT	158,649
		680,962
China - 4.1%
24,000	China Overseas Land & Investment, Ltd.	73,890
28,000	China Resources Land, Ltd.	76,467
88,000	KWG Property Holding, Ltd.	55,546
		205,903
France - 4.8%
520	Gecina SA REIT	66,162
4,660	Klepierre REIT	173,109
		239,271
Germany - 3.2%
4,380	ADO Properties SA (a)	161,733
Hong Kong - 17.3%
16,500	Hongkong Land Holdings, Ltd.	112,695
35,000	Hysan Development Co., Ltd.	163,212
57,000	Kerry Properties, Ltd.	174,754
125,547	New World Development Co., Ltd.	164,315
17,000	Sun Hung Kai Properties, Ltd.	248,554
		863,530
Japan - 18.0%
8,200	Aeon Mall Co., Ltd.	125,907
7,600	Daiwa House Industry Co., Ltd.	208,629
11,000	Mitsui Fudosan Co., Ltd.	248,992
7,000	Sumitomo Realty & Development Co., Ltd.	193,217
20,800	Tokyu Fudosan Holdings Corp.	118,492
		895,237
Netherlands - 3.9%
850	Unibail-Rodamco SE REIT	193,920
Singapore - 6.0%
21,600	City Developments, Ltd.	145,962
32,344	UOL Group, Ltd.	152,096
		298,058
Spain - 4.0%
3,700	Melia Hotels International SA	48,292
13,466	Merlin Properties Socimi SA REIT	152,859
		201,151
Sweden - 5.1%
11,100	Castellum AB	150,392
6,000	Fabege AB	101,234
		251,626
Shares	Security Description	Value
Thailand - 2.5%
80,300	Central Pattana PCL, NVDR	$126,527
United Kingdom - 10.4%
3,900	Derwent London PLC REIT	136,469
13,330	Great Portland Estates PLC REIT	107,183
9,800	Land Securities Group PLC REIT	129,629
13,000	The UNITE Group PLC REIT	100,819
15,100	Urban & Civic PLC	45,249
		519,349
Total Common Stock (Cost $4,578,991)		4,637,267
Total Investments - 93.0% (Cost $4,578,991)*		$4,637,267
Other Assets & Liabilities, Net – 7.0%		347,161
Net Assets – 100.0%		$4,984,428

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $161,733 or 3.2% of net assets.

* Cost for federal income tax purposes is $4,918,770 and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$44,587
Gross Unrealized Depreciation	(326,090)
Net Unrealized Depreciation	$(281,503)

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,637,267
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$4,637,267

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended February 28, 2017.

See Notes to Financial Statements.	4

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017

PORTFOLIO HOLDINGS
% of Net Assets
Australia	13.7%
China	4.1%
France	4.8%
Germany	3.2%
Hong Kong	17.3%
Japan	18.0%
Netherlands	3.9%
Singapore	6.0%
Spain	4.0%
Sweden	5.1%
Thailand	2.5%
United Kingdom	10.4%
Other Assets & Liabilities, Net	7.0%
100.0%

See Notes to Financial Statements.	5

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2017

ASSETS
. Total investments, at value (Cost $4,578,991)	$4,637,267
Cash	319,431
Foreign currency (Cost $11,527)	11,526
Receivables:
Investment securities sold	25,460
Dividends and interest	9,211
From investment adviser	12,345
Prepaid expenses	6,993
Total Assets	5,022,233

LIABILITIES
Payables:
Foreign capital gains tax payable	3,821
Accrued Liabilities:
Fund services fees	7,242
Other expenses	26,742
Total Liabilities	37,805

NET ASSETS	$4,984,428

COMPONENTS OF NET ASSETS
Paid-in capital	$5,511,430
Distributions in excess of net investment income	(270,300)
Accumulated net realized loss	(311,225)
Net unrealized appreciation	54,523
NET ASSETS	$4,984,428

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	587,755

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $4,984,428)	$8.48
*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	6

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF OPERATIONS YEAR ENDED FEBRUARY 28, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $13,028) .	$133,162
Interest income	610
Total Investment Income	133,772
Adviser
EXPENSES
Investment adviser fees	38,704
Fund services fees	103,023
Custodian fees	12,352
Registration fees	10,446
Professional fees	34,214
Trustees' fees and expenses	2,479
Miscellaneous expenses	27,143
Total Expenses	228,361
Fees waived and expenses reimbursed	(176,757)
Net Expenses	51,604

NET INVESTMENT INCOME	82,168

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(195,546)
Foreign currency transactions	2,222
Net realized loss	(193,324)
Net change in unrealized appreciation (depreciation) on:
Investments	510,731
Deferred foreign capital gains taxes	(2,951)
Foreign currency translations	75
Net change in unrealized appreciation (depreciation)	507,855
NET REALIZED AND UNREALIZED GAIN	314,531
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$396,699

See Notes to Financial Statements.	7

NWS INTERNATIONAL PROPERTY FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended February 28, 2017	March 31, 2015* through February 29, 2016
OPERATIONS
Net investment income	$82,168	$14,930
Net realized loss	(193,324)	(8,992)
Net change in unrealized appreciation (depreciation)	507,855	(453,332)
Increase (Decrease) in Net Assets Resulting from Operations	396,699	(447,394)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(339,897)	(136,410)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	-	5,360,010
Reinvestment of distributions:
Institutional Shares	336,010	133,561
Redemption of shares:
2	Institutional Shares	(318,151)	-
Increase in Net Assets from Capital Share Transactions	17,859	5,493,571
Increase in Net Assets	74,661	4,909,767

NET ASSETS
Beginning of Period	4,909,767	-
End of Period (Including line (a))	$4,984,428	$4,909,767

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	-	570,285
Reinvestment of distributions:
Institutional Shares	42,532	15,007
Redemption of shares:
Institutional Shares	(40,069)	-
Increase in Shares	2,463	585,292

(a)	Distributions in excess of net investment income	$(270,300)	$(91,245)
*	Commencement of operations.

See Notes to Financial Statements.	8

NWS INTERNATIONAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended February 28, 2017	March 31, 2015 (a) through February 29, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.39	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.14	0.05
Net realized and unrealized gain (loss)	0.53		(1.23)
Total from Investment Operations	0.67		(1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.58)		(0.43)
NET ASSET VALUE, End of Period	$8.48	$8.39
TOTAL RETURN	8.50%	(12.09	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,984	$4,910
Ratios to Average Net Assets:
Net investment income	1.59%	0.55	%(d)
Net expenses	1.00%	1.00	%(d)
Gross expenses (e)	4.41%	8.26	%(d)
PORTFOLIO TURNOVER RATE	30%	17	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

NWS GLOBAL PROPERTY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) FEBRUARY 28, 2017

The NWS Global Property Fund (the "Fund") was launched on December 16, 2016 which followed the surprising election of Donald Trump and the even more surprising surge in equity markets that ensued.  While some of the international markets experienced weakness around the Christmas holidays, the Asian markets in particular continued their upward trend through the end of February.  Most importantly, the economic data in the US and many EU and Asian markets suggested that the global economy is recovering and supportive of rising property values.  However, the share prices of the public property companies are not yet fully recognizing the underlying value of their property holdings and consequently, the ex-US property companies are trading at healthy discounts to fair value ranging from 10-60%.  While some degree of discount is clearly warranted given local market fundamental risks, in most cases the discounts are overdone.

During the brief period the Fund has been open, the total return for the Fund was 4.37%, underperforming the FTSE EPRA/NAREIT Developed index due primarily to the fact that the market was rising as we were deploying the funds and we missed some of the uptick for certain stocks.  In the US, avoiding some of the major shopping mall REITs helped performance, but having any retail exposure was generally not beneficial given the difficult retail environment in the US today.  Manufactured housing continued to be a strong performer as these niche companies are well-positioned to take advantage of the growing trend of retiring Baby Boomers who seek moderately priced retirement housing.   The healthcare oriented REITs are expected to be most affected by changes to Obamacare and the Fund's limited exposure to this sector should enhance future performance, but it was not the case during the past two months.

In the ex-US markets, the Fund's holdings were most heavily allocated to those markets and well-capitalized companies with attractive valuations, most of which are in Asia.  Some of the highest quality companies in Japan, Singapore, Hong Kong and China have been trading at wider than normal discounts to NAV.  During the period, some of this gap narrowed, with share prices in Hong Kong and Singapore up 13% and 19% respectively, followed by Australia and China which also performed strongly.  In Europe, the UK market continues to struggle following the Brexit vote as the future is becoming increasingly uncertain, although there has been no shortage of demand for UK property and office/retail space.  With discounts of 15-20% for companies that normally trade above NAV, we would expect this gap to narrow, particularly if the UK government can provide some clarity on the nation's future.

Because the Fund concentrates its net assets in the real estate industry (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate industry, including those specific to equity REITs.  Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry.  Extended vacancies, a decline in rental income, failure to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity REITs and companies that invest in real estate assets.

Investing overseas involves special risks, including the volatility of currency exchange rates, and in some cases, political and economic instability, and relatively illiquid markets.

Emerging markets involve greater risks than more developed markets as they may be more volatile and less liquid.

The Fund may invest in small and mid-sized capitalization companies meaning that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

10

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017

Shares	Security Description	Value
Common Stock - 92.9%
Australia - 5.2%
6,600	Stockland REIT	$23,884
6,800	Vicinity Centres REIT	15,067
		38,951
China - 2.2%
6,000	China Resources Land, Ltd.	16,386
France - 1.7%
340	Klepierre REIT	12,630
Germany - 2.2%
450	ADO Properties SA (a)	16,616
Hong Kong - 7.9%
2,300	Hongkong Land Holdings, Ltd.	15,709
5,500	Kerry Properties, Ltd.	16,862
9,000	New World Development Co., Ltd.	11,779
1,000	Sun Hung Kai Properties, Ltd.	14,621
		58,971
Japan - 8.2%
1,100	Aeon Mall Co., Ltd.	16,890
800	Daiwa House Industry Co., Ltd.	21,961
1,000	Mitsui Fudosan Co., Ltd.	22,636
		61,487
Netherlands - 2.1%
70	Unibail-Rodamco SE REIT	15,970
Singapore - 1.2%
1,300	City Developments, Ltd.	8,785
Spain - 1.9%
1,280	Merlin Properties Socimi SA REIT	14,530
Sweden - 2.9%
770	Castellum AB	10,432
660	Fabege AB	11,136
		21,568
United Kingdom - 3.1%
230	Derwent London PLC REIT	8,048
560	Land Securities Group PLC REIT	7,408
1,000	The UNITE Group PLC REIT	7,755
		23,211
United States - 54.3%
360	Apartment Investment & Management Co. REIT	16,751
90	AvalonBay Communities, Inc. REIT	16,540
1,200	CareTrust REIT, Inc.	18,936
1,400	Cousins Properties, Inc. REIT	11,970
350	DCT Industrial Trust, Inc. REIT	16,744
710	Douglas Emmett, Inc. REIT	28,641
250	Equity LifeStyle Properties, Inc. REIT	19,905
Shares	Security Description	Value
500	Equity One, Inc. REIT	$15,830
150	Extra Space Storage, Inc. REIT	11,879
120	Federal Realty Investment Trust REIT	16,888
400	Healthcare Realty Trust, Inc. REIT	12,784
300	Highwoods Properties, Inc. REIT	15,747
150	Life Storage, Inc. REIT	13,295
160	Mid-America Apartment Communities, Inc. REIT	16,437
150	National Health Investors, Inc. REIT	11,358
1,800	Paramount Group, Inc. REIT	31,374
100	Simon Property Group, Inc. REIT	18,440
1,600	Spirit Realty Capital, Inc. REIT	17,584
920	Summit Hotel Properties, Inc. REIT	14,159
250	Sun Communities, Inc. REIT	20,707
960	Sunstone Hotel Investors, Inc. REIT	14,160
450	Tanger Factory Outlet Centers, Inc. REIT	15,241
600	Terreno Realty Corp. REIT	16,620
230	The Macerich Co. REIT	15,497
		407,487
Total Common Stock (Cost $669,148)		696,592
Total Investments - 92.9% (Cost $669,148)*		$696,592
Other Assets & Liabilities, Net – 7.1%		53,053
Net Assets – 100.0%		$749,645

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $16,616 or 2.2% of net assets.

* Cost for federal income tax purposes is $682,045 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,211
Gross Unrealized Depreciation	(4,664)
Net Unrealized Appreciation	$14,547
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	11

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$696,592
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$696,592

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

PORTFOLIO HOLDINGS
% of Net Assets
Australia	5.2%
China	2.2%
France	1.7%
Germany	2.2%
Hong Kong	7.9%
Japan	8.2%
Netherlands	2.1%
Singapore	1.2%
Spain	1.9%
Sweden	2.9%
United Kingdom	3.1%
United States	54.3%
Other Assets & Liabilities, Net	7.1%
100.0%
See Notes to Financial Statements.	12

NWS GLOBAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2017

ASSETS
. Total investments, at value (Cost $669,148)	$696,592
Cash	49,361
Foreign currency (Cost $575)	575
Receivables:
Dividends and interest	812
From investment adviser	10,573
Prepaid expenses	334
Deferred offering costs	22,436
Total Assets	780,683

LIABILITIES
Payables:
Investment securities purchased	5,951
Accrued Liabilities:
Fund services fees	6,009
Other expenses	19,078
Total Liabilities	31,038

NET ASSETS	$749,645

COMPONENTS OF NET ASSETS
Paid-in capital	$720,526
Undistributed net investment income	355
Accumulated net realized gain	1,309
Net unrealized appreciation	27,455
NET ASSETS	$749,645

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	72,054

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $749,645)	$10.40
*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	13

NWS GLOBAL PROPERTY FUND STATEMENT OF OPERATIONS PERIOD ENDED FEBRUARY 28, 2017*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $137) .	$4,247
Interest income	54
Total Investment Income	4,301
Adviser
EXPENSES
Investment adviser fees	1,062
Fund services fees	16,904
Custodian fees	2,500
Registration fees	146
Professional fees	13,854
Offering costs	7,479
Miscellaneous expenses	6,692
Total Expenses	48,637
Fees waived and expenses reimbursed	(47,221)
Net Expenses	1,416

NET INVESTMENT INCOME	2,885

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,423
Foreign currency transactions	(90)
Net realized gain	1,333
Net change in unrealized appreciation on:
Investments	27,444
Foreign currency translations	11
Net change in unrealized appreciation	27,455
NET REALIZED AND UNREALIZED GAIN	28,788
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,673

* Commencement of operations was December 16, 2016.

See Notes to Financial Statements.	14

NWS GLOBAL PROPERTY FUND STATEMENT OF CHANGES IN NET ASSETS

December 16, 2016* through February 28, 2017
OPERATIONS
Net investment income	$2,885
Net realized gain	1,333
Net change in unrealized appreciation	27,455
Increase in Net Assets Resulting from Operations	31,673

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(2,554)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	718,161
Reinvestment of distributions:
Institutional Shares	2,365
Increase in Net Assets from Capital Share Transactions	720,526
Increase in Net Assets	749,645

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$749,645

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	71,816
Reinvestment of distributions:
Institutional Shares	238
Increase in Shares	72,054

(a) Undistributed net investment income	$355
* Commencement of operations.

See Notes to Financial Statements.	15

NWS GLOBAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 16, 2016 (a) through February 28, 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.04
Net realized and unrealized gain	0.40
Total from Investment Operations	0.44
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.04)
NET ASSET VALUE, End of Period	$10.40
TOTAL RETURN	4.37	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$750
Ratios to Average Net Assets:
Net investment income	1.98	%(d)
Net expenses	1.00	%(d)
Gross expenses (e)	33.40	%(d)
PORTFOLIO TURNOVER RATE	17	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	16

NWS FUNDS NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

Note 1. Organization
NWS International Property Fund and NWS Global Property Fund (individually, a "Fund" and collectively, the "Funds") are non-diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The NWS International Property Fund and NWS Global Property Fund commenced operations on March 31, 2015, and December 16, 2016, respectively. Each Fund currently offers one class of shares: Institutional Shares. Each Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 4, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of February 28, 2017, for each Fund's investments is included at the end of each Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon

17

NWS FUNDS NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – Each Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund's annual distributions to shareholders and, accordingly, a portion of each Fund's distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Offering Costs – Offering costs for the NWS Global Property Fund of $29,915 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the NWS Global Property Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

18

NWS FUNDS NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes each Fund may concentrate cash with each Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of February 28, 2017, the NWS International Property Fund held $69,431 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Northwood Securities LLC (the "Adviser") is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse each Fund expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 30, 2017 for NWS International Property Fund, and to 1.00% through at least June 30, 2018 for NWS Global Property Fund. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended February 28, 2017, fees waived and/or reimbursed expenses were as follows:
	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
NWS International Property Fund	$38,704	$126,053	$12,000	$176,757
NWS Global Property Fund	1,062	43,740	2,419	47,221

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the net annual fund operating expenses of each Fund to exceed the expense cap in place at the time the fees were waived. As of February 28, 2017, $350,788 and $44,802 are subject to recapture by the Adviser for the NWS International Property Fund and the NWS Global Property Fund, respectively.
19

NWS FUNDS NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended February 28, 2017, were as follows:
	Purchases	Sales
NWS International Property Fund	$1,476,353	$1,726,019
NWS Global Property Fund	778,507	110,782

Note 7. Federal Income Tax
Distributions paid during the fiscal periods ended as noted were characterized for tax purposes as follows:
Ordinary Income
NWS International Property Fund
2017	$339,897
2016	136,410
NWS Global Property Fund
2017	2,554

As of February 28, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
NWS International Property Fund	$49,824	$-	$(291,570)	$(285,256)	$(527,002)
NWS Global Property Fund	14,385	176	-	14,558	29,119

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency gain/loss, investments in passive foreign investment companies ("PFIC"), REITs and wash sales.
As of February 28, 2017 the NWS International Property Fund had $87,216 of available short-term capital loss carryforwards and $147,166 of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the current year post-October loss was $57,188 for NWS International Property Fund (realized during the period November 1, 2016 through February 28, 2017). This loss will be recognized for tax purposes on the first business day of the Fund's next fiscal year, March 1, 2017.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended February 28, 2017. The following reclassifications were the result of PFIC tax adjustments and foreign currency gains/(losses) in the NWS International Property Fund and REIT dividend reclassifications, PFIC tax adjustments and foreign currency gains/(losses) in the NWS Global Property Fund and have no impact on the net assets of each Fund.
	Undistributed Net Investment Income	Accumulated Net Realized Loss
NWS International Property Fund	$78,674	$(78,674)
NWS Global Property Fund	24	(24)

Note 8. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Funds' financial statements and related disclosures.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of NWS International Property Fund
and NWS Global Property Fund
We have audited the accompanying statements of assets and liabilities of NWS International Property Fund and NWS Global Property Fund, each a series of shares of beneficial interest in Forum Funds II (the "Funds"), including the schedules of investments, as of February 28, 2017, and the related statement of operations for the year ended February 28, 2017 and the changes in net assets and financial highlights for each of the periods in the period from March 31, 2015 (commencement of operations) through February 28, 2017 for the NWS International Property Fund.  In addition, we have audited the statements of operations and changes in net assets and the financial highlights for the period December 16, 2016 (commencement of operations) through February 28, 2017 for the NWS Global Property Fund. These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NWS International Property Fund and NWS Global Property Fund as of February 28, 2017, and the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the periods in the period from March 31, 2015 (commencement of operations) through February 28, 2017 for the NWS International Property Fund as well as the results of its operations, the changes in net assets and the financial highlights for the period December 16, 2016 (commencement of operations) through February 28, 2017 for the NWS Global Property Fund, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
April 18, 2017

21

NWS FUNDS ADDITIONAL INFORMATION (Unaudited) FEBRUARY 28, 2017

Investment Advisory Agreement Approval
At the December 8, 2016 Board meeting (the "December meeting"), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between Northwood Securities LLC (the "Adviser") and the Trust pertaining to the NWS International Property Fund (the "International Fund") (the "Advisory Agreement"). The Board, including the Independent Trustees, also considered the initial approval of the Advisory Agreement between the Adviser and the Trust as it relates to services to be provided to the NWS Global Property Fund (the "Global Fund"), a new series of the Trust. In preparation for the December meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a  letter circulated on the Board's behalf concerning the Adviser's personnel, operations, financial condition, performance, compensation and services provided to the Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the December meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent and Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the Adviser's operations, the Board considered the quality of services provided (or to be provided) by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, and the investment philosophy and decision-making process of those professionals.

The Board considered also the adequacy of the Adviser's resources. The Board noted the Adviser's representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board's consideration of the approval of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, or to be provided, to the Funds under the Advisory Agreement.

Performance

The Board reviewed the performance of the International Fund compared to its primary benchmark and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. ("Broadridge") believed to have characteristics similar to those of the International Fund. The Board observed that the International Fund underperformed its primary benchmark index, the FTSE EPRA/NAREIT Developed ex-US Index, for the one-year period ended September 30, 2016 and for the period since the International Fund's inception in March 2015. The Board also observed that the International Fund underperformed the median of its Broadridge peers for the one-year period ended September 30, 2016. The Board noted the Adviser's representation that the International Fund's performance was negatively impacted by heightened levels of political uncertainty in Europe stemming, in part, from the Brexit vote and underweight in Asian markets, and that, despite the Adviser's benchmark agnostic approach to managing the International Fund, the Adviser believed that the International Fund's portfolio was well-positioned for long-term outperformance relative to the benchmark and Broadridge peers.

Recognizing that the Global Fund is new and has no performance history, the Board did not consider the performance history of the Global Fund. Instead, the Board considered the performance achieved by several employees of the Adviser with regard to managing a comparable fund at their prior firm, noting that the performance achieved for the comparable fund had been positive. Based on the foregoing and other relevant factors, the Board concluded that the Adviser's management of each Fund could benefit each Fund and their respective shareholders.

Compensation

The Board evaluated the Adviser's compensation for providing advisory services to the International Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the International Fund's relevant Broadridge peer group. The Board noted that each of the Adviser's actual advisory fee rate and actual total expenses for the International Fund were less than the median of its Broadridge peers. The Board also recognized that the Adviser had contractually agreed to waive fees or reimburse expenses to the extent necessary to keep the total expenses of the International Fund at lower levels.

22

NWS FUNDS ADDITIONAL INFORMATION (Unaudited) FEBRUARY 28, 2017

With respect to the Global Fund, the Board evaluated the Adviser's proposed compensation structure for providing advisory services to the Global Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Global Fund's Broadridge peer group. The Board noted that the Adviser's proposed actual advisory fee rate compared to the Broadridge peer group will be the same or lower than other funds in the Broadridge peer group. The Board also recognized that the Adviser proposed to waive fees or reimburse expenses to the extent necessary to keep the total expenses of the Global Fund at reasonable levels.  Based on the foregoing, the Board concluded that the Adviser's advisory fee rate charged to each Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the International Fund and information regarding the estimated costs of services and its estimated profitability with respect to the Global Fund. In this regard, the Board considered the Adviser's resources devoted to the Funds in the aggregate, as well as the Adviser's discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser's representation that it does not maintain separately identifiable profit and loss information for the Funds, but that the Adviser had incurred losses since the inception of the Funds due to the relatively small size of the Funds and the Adviser's business decision to subsidize the Funds' operations by capping the total expense ratio of the Funds to ensure that the expenses of the funds remained at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser's profits attributable to management of the Funds did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

Economies of Scale

The Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board noted the Adviser's representation that each Fund could benefit from economies of scale as assets grow, but that the Adviser had determined that breakpoints were not appropriate at this time. The Board noted that the International Fund had been in operation for fewer than two years and the Global Fund had not yet commenced operations. Based on the foregoing information, the Board concluded that economies of scale were not a factor in approving the continuation of the Advisory Agreement.

Other Benefits

The Board noted the Adviser's representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC's website at www.sec.gov.
23

NWS FUNDS ADDITIONAL INFORMATION (Unaudited) FEBRUARY 28, 2017

Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 for NWS International Property Fund and from December 16, 2016 for NWS Global Property Fund, through February 28, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 1, 2016	February 28, 2017	Period*	Ratio*
NWS International Property Fund
Institutional Shares
Actual	$1,000.00	$984.15	$4.92	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 16, 2016	February 28, 2017	Period**	Ratio**
NWS Global Property Fund
Institutional Shares
Actual	$1,000.00	$1,043.71	$2.10	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

**
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period (except that the average account values reflect the Fund's actual return information for the 75-day period between December 16, 2016, the commencement date of Fund operations, through February 28, 2017).

24

NWS FUNDS ADDITIONAL INFORMATION (Unaudited) FEBRUARY 28, 2017

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The NWS International Property Fund designates 0.46% of its income dividend distributed as qualifying for the qualified dividend rate (QDI) and 0.13% as qualified interest income exempt from U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. The NWS Global Property Fund designates 0.32% of its income dividend distributed as QII.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. Each Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 218-5182.
Name and Year of Birth	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company) 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	22	Trustee, U.S. Global Investors Funds
John Y. Keffer[2] Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.

25

NWS FUNDS ADDITIONAL INFORMATION (Unaudited) FEBRUARY 28, 2017

Name and Year of Birth	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.

26

NWS INTERNATIONAL PROPERTY FUND
NWS GLOBAL PROPERTY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(844) 218-5182 (toll free)

INVESTMENT ADVISER
Northwood Securities LLC
575 5th Avenue, 23rd Floor
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

231-ANR-0217

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2016 and $27,500 in 2017.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2016 and $6,000 in 2017.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2016 and $0 in 2017.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 3, 2017
By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 3, 2017